Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment

11	Property and equipment

Cost	Building	Machinery and equipment	Lands	Vehicles	Furniture and fixtures	IT equipment	Library books	Laboratories and clinics	Leasehold improvements	Construction in progress	Total

As of January 1, 2019	-	30,503	2,770	182	11,897	10,243	12,838	597	11,882	10,736	91,648
Additions	-	9,838	4,235	422	6,976	4,241	1,205	34	4,488	25,525	56,964
Transfers	-	-	-	-	-	(525)	-	-	-	-	(525)
Business combinations	-	3,988	-	103	2,565	2,035	4,096	418	14,541	470	28,216
As of December 31, 2019	-	44,329	7,005	707	21,438	15,994	18,139	1,049	30,911	36,731	176,303
Additions	-	13,806	672	-	4,550	9,657	1,012	-	54,748	5,387	89,832
Business combinations	6,771	8,973	5,724	508	3,061	2,493	2,473	-	12,787	5,090	47,880
Transfer	19,148	1,395	-	-	82	367	-	(1,049)	23,559	(43,502)	-
As of December 31, 2020	25,919	68,503	13,401	1,215	29,131	28,511	21,624	-	122,005	3,706	314,015
Additions	1,384	10,268	5,451	111	21,075	19,511	3,392	-	4,720	59,957	125,869
Business combinations	-	12,810	-	346	16,684	10,138	5,142	-	17,425	3,078	65,623
Disposals *	62	(14,213)	-	(205)	2,862	(4,985)	(86)	-	(550)	(417)	(17,532)
Transfer	25,068	3	-	-	82	9	-	-	9,376	(34,538)	-
As of December 31, 2021	52,433	77,371	18,852	1,467	69,834	53,184	30,072	-	152,976	31,786	487,975

Depreciation
As of January 1, 2019	-	(9,696)	-	(59)	(4,261)	(4,489)	(7,015)	(27)	(338)	-	(25,885)
Depreciation	-	(4,097)	-	-	(1,629)	(2,495)	(1,648)	(359)	(1,317)	-	(11,545)
Disposals	-	-	-	-	-	447	-	-	-	-	447
As of December 31, 2019	-	(13,793)	-	(59)	(5,890)	(6,537)	(8,663)	(386)	(1,655)	-	(36,983)
Depreciation	-	(5,065)	-	(112)	(2,199)	(4,314)	(2,154)	(78)	(2,729)	-	(16,651)
Transfer	-	(464)	-	-	-	-	-	464	-	-	-
As of December 31, 2020	-	(19,322)	-	(171)	(8,089)	(10,851)	(10,817)	-	(4,384)	-	(53,634)
Depreciation	(1,673)	(7,215)	-	(196)	(5,601)	(7,529)	(3,416)	-	(4,831)	-	(30,461)
Disposals *	-	10,146	-	147	1,194	3,458	633	-	350	-	15,928
As of December 31, 2021	(1,673)	(16,391)	-	(220)	(12,496)	(14,922)	(13,600)	-	(8,865)	-	(68,167)

Net book value
As of December 31, 2021	50,760	60,980	18,852	1,247	57,338	38,262	16,472	-	144,111	31,786	419,808
As of December 31, 2020	25,919	49,181	13,401	1,044	21,042	17,660	10,807	-	117,621	3,706	260,381

*	the Company performed physical inventory procedures in some of the subsidiaries for the year ended December 31, 2021 and the final adjustments (R$431 of costs net of depreciation) were recorded as disposals above.

The Company assesses, at each reporting date, whether there is an indication that a property and equipment asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. There were no indications of impairment of property and equipment as of and for the years ended December 31, 2021, 2020 and 2019.